Accounts payable and accrued expenses	12 Months Ended
Dec. 31, 2018
Accounts payable and accrued expenses [Abstract]
Accounts payable and accrued expenses
Note 7 - Accounts payable and accrued expenses

Accounts payable and accrued expenses consist of the following:

(Dollars in thousands)	2018	2017
Accounts payable	$10,885	$8,883
Accrued interest	5,460	3,026
Accrued voyage expenses	3,237	2,274
Accrued employee compensation	3,043	2,566
Other*	6,009	679
Total accounts payable and accrued expenses	$28,634	$17,427

*Other includes accrued OPEX and accrued CAPEX in 2018.